May 4, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Bishop Street Funds (File Nos. 033-80514 and 811-08572)

Ladies and Gentlemen:

On behalf of our client, Bishop Street Funds (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), this letter certifying that the forms of Prospectuses and Statement of Additional Information dated May 1, 2016 for the Trust’s Dividend Value Fund, Strategic Growth Fund, High Grade Income Fund, Hawaii Municipal Bond Fund and Short-Duration Bond Fund that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust’s Post-Effective Amendment No. 45, which was filed with the U.S. Securities and Exchange Commission via EDGAR (Accession Number 0001193125-16-569745) on April 29, 2016.

Please do not hesitate to contact the undersigned at 215.963.5886 should you have any questions.

Very truly yours,

/s/ Brian T. London

Brian T. London